Acquisitions of business operations (Tables)	12 Months Ended
Dec. 31, 2018
Acerta Pharma Acquisition
Disclosure of detailed information about business combination
Summary of fair values assigned to business combination

Fair value
$m
Non-current assets
Intangible assets (Note 9)	7,307
Current assets	253
Current liabilities	(90)
Non-current liabilities
Deferred tax liabilities	(1,777)
Total net assets acquired	5,693
Non-controlling interests	(1,903)
Goodwill (Note 8)	19
Fair value of total consideration	3,809
Less: fair value of deferred consideration	(1,332)
Total upfront consideration	2,477
Less: cash and cash equivalents acquired	(94)
Net cash outflow	2,383